Warrants - Schedule of Warrants Outstanding and Warrants Exercisable (Details)	6 Months Ended
Jan. 31, 2026 $ / shares shares
Restricted warrants [Member[
Schedule of Warrants Outstanding and Warrants Exercisable [Line Items]
Number of Shares, Warrants Outstanding | shares	137,086
Weighted Average Remaining Contractual life (in years), Warrants Outstanding	4 years 6 months 3 days
Weighted Average Exercise Price, Warrants Outstanding | $ / shares	$ 21.6
Number of Shares, Warrants Exercisable | shares	137,086
Weighted Average Exercise Price, Warrants Exercisable | $ / shares	$ 21.6
Other warrants [Member]
Schedule of Warrants Outstanding and Warrants Exercisable [Line Items]
Number of Shares, Warrants Outstanding | shares	9,000,000
Weighted Average Remaining Contractual life (in years), Warrants Outstanding	4 years 8 months 8 days
Weighted Average Exercise Price, Warrants Outstanding | $ / shares	$ 4.89
Number of Shares, Warrants Exercisable | shares	9,000,000
Weighted Average Exercise Price, Warrants Exercisable | $ / shares	$ 4.89